REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	$ 5,944,197	$ 6,415,109	$ 5,869,341
Revenue from rendering of services	139,945	131,037	142,478
Revenue	6,084,142	6,546,146	6,011,819
Revenues from transactions with other operating segments	0	0	0
Finance income	62,560	66,355	131,666
Finance costs	(409,724)	(397,923)	(373,496)
Net finance costs	(347,164)	(331,568)	(241,830)
Depreciation and amortizations	688,048	685,951	661,068
Other income	324,023	597,061	573,017
Other expenses	130,280	212,213	480,336
Associates	(245)	(22,650)	3,990
Joint ventures	(3,620)	(23,142)	3,719
Income tax benefit (expense)	(39,804)	(170,400)	27,293
Profit (loss) of each reportable segment	40,879	476,281	(358,527)
Total Ordinary Income	6,084,142	6,546,146	6,011,819
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	2,444,671	1,228,893	1,263,049
Acquisition and contribution of investments in associates and joint venture	44,670	111,969	34,950
Segment assets	21,304,763	18,159,312	17,910,364
Segments assets (excluding deferred tax assets)	21,203,259	18,085,903	17,821,797
Deferred tax assets	101,504	73,409	88,567
Associates	118,124	76,782	99,806
Joint Ventures	365,418	329,829	323,805
Segment liabilities	11,621,285	9,435,597	9,901,335
Segment liabilities (excluding deferred tax liabilities)	10,071,228	7,966,085	8,357,711
Deferred tax liabilities	1,550,057	1,469,512	1,543,624
Geographical information on non-current assets
Long-Lived Assets	16,911,032	13,884,694	13,734,786
Elimination [member]
Disclosure Of Reportable Segments [Line Items]
Revenues from transactions with other operating segments	(531,549)	(564,508)	(548,489)
Amounts of additions to non-current assets [Abstract]
Segment assets	(17,186)	(60,427)	(74,137)
Segments assets (excluding deferred tax assets)	(17,186)	(60,427)	(74,137)
Geographical information on non-current assets
Long-Lived Assets	(4,523)	(7,016)	(6,668)
Chile
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	3,328,094	3,644,478	2,998,896
Revenue from rendering of services	105,624	91,422	76,928
Revenue	3,433,718	3,735,900	3,075,824
Total Ordinary Income	3,433,718	3,735,900	3,075,824
Geographical information on non-current assets
Long-Lived Assets	9,261,095	9,219,828	9,542,420
Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,650,424	2,810,246	2,935,995
Total Ordinary Income	2,650,424	2,810,246	2,935,995
Geographical information on non-current assets
Long-Lived Assets	7,649,937	4,664,866	4,192,366
Pulp [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	2,935,043	3,299,128	2,687,390
Revenue from rendering of services	125,027	130,137	113,520
Revenue	3,060,070	3,429,265	2,800,910
Revenues from transactions with other operating segments	453,592	486,399	475,535
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	487,093	484,953	464,721
Other income	278,512	193,369	498,021
Other expenses	53,075	99,503	399,094
Associates	(4,787)	6,018	3,084
Joint ventures	0	0	0
Income tax benefit (expense)	0	0	0
Profit (loss) of each reportable segment	297,805	482,213	(182,369)
Total Ordinary Income	3,060,070	3,429,265	2,800,910
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	2,160,311	977,878	1,109,609
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	15,941,649	13,715,757	13,864,686
Segments assets (excluding deferred tax assets)	15,941,649	13,715,757	13,864,686
Associates	73,998	41,352	34,558
Joint Ventures	0	0	0
Segment liabilities	1,879,724	1,323,157	1,170,684
Segment liabilities (excluding deferred tax liabilities)	1,879,724	1,323,157	1,170,684
Geographical information on non-current assets
Long-Lived Assets	14,103,674	11,624,082	11,454,156
Pulp [Member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	2,351,033	2,601,740	1,929,554
Total Ordinary Income	2,351,033	2,601,740	1,929,554
Geographical information on non-current assets
Long-Lived Assets	8,093,366	8,322,403	8,565,525
Pulp [Member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	709,037	827,525	871,356
Total Ordinary Income	709,037	827,525	871,356
Geographical information on non-current assets
Long-Lived Assets	6,010,308	3,301,679	2,888,631
Wood products [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	3,009,154	3,115,981	3,181,951
Revenue from rendering of services	14,167	0	28,335
Revenue	3,023,321	3,115,981	3,210,286
Revenues from transactions with other operating segments	20,376	15,388	23,040
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	191,947	190,767	186,340
Other income	35,994	26,784	54,688
Other expenses	58,719	76,765	54,980
Associates	0	0	0
Joint ventures	(7,341)	(24,017)	2,794
Income tax benefit (expense)	0	0	0
Profit (loss) of each reportable segment	289,345	296,667	371,015
Total Ordinary Income	3,023,321	3,115,981	3,210,286
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	280,013	233,144	137,867
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	3,208,196	2,964,938	2,967,646
Segments assets (excluding deferred tax assets)	3,208,196	2,964,938	2,967,646
Associates	0	0	0
Joint Ventures	232,236	211,345	215,322
Segment liabilities	397,459	417,149	392,104
Segment liabilities (excluding deferred tax liabilities)	397,459	417,149	392,104
Geographical information on non-current assets
Long-Lived Assets	1,921,711	1,712,254	1,708,548
Wood products [Member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	1,081,934	1,133,260	1,145,647
Total Ordinary Income	1,081,934	1,133,260	1,145,647
Geographical information on non-current assets
Long-Lived Assets	488,925	485,877	463,179
Wood products [Member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	1,941,387	1,982,721	2,064,639
Total Ordinary Income	1,941,387	1,982,721	2,064,639
Geographical information on non-current assets
Long-Lived Assets	1,432,786	1,226,377	1,245,369
Others [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	0	0	0
Revenue from rendering of services	751	900	623
Revenue	751	900	623
Revenues from transactions with other operating segments	57,581	62,721	49,914
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	3,514	2,423	1,660
Other income	429	377	334
Other expenses	6	1	684
Associates	0	0	0
Joint ventures	0	0	0
Income tax benefit (expense)	0	0	0
Profit (loss) of each reportable segment	(1,529)	(460)	(5,517)
Total Ordinary Income	751	900	623
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,776	1,275	251
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	15,167	55,208	16,480
Segments assets (excluding deferred tax assets)	15,167	55,208	16,480
Associates	0	0	0
Joint Ventures	0	0	0
Segment liabilities	36,709	34,968	47,487
Segment liabilities (excluding deferred tax liabilities)	36,709	34,968	47,487
Geographical information on non-current assets
Long-Lived Assets	12,665	53,658	15,481
Others [Member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	751	900	623
Total Ordinary Income	751	900	623
Geographical information on non-current assets
Long-Lived Assets	12,665	53,658	15,481
Others [Member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	0	0	0
Corporate [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	0	0	0
Revenue from rendering of services	0	0	0
Revenue	0	0	0
Revenues from transactions with other operating segments	0	0	0
Finance income	62,560	66,355	131,666
Finance costs	(409,724)	(397,923)	(373,496)
Net finance costs	(347,164)	(331,568)	(241,830)
Depreciation and amortizations	5,494	7,808	8,347
Other income	9,088	376,531	19,974
Other expenses	18,480	35,944	25,578
Associates	4,542	(28,668)	906
Joint ventures	3,721	875	925
Income tax benefit (expense)	(39,804)	(170,400)	27,293
Profit (loss) of each reportable segment	(544,742)	(302,139)	(541,656)
Total Ordinary Income	0	0	0
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	2,571	16,596	15,322
Acquisition and contribution of investments in associates and joint venture	44,670	111,969	34,950
Segment assets	2,156,937	1,483,836	1,135,689
Segments assets (excluding deferred tax assets)	2,055,433	1,410,427	1,047,122
Deferred tax assets	101,504	73,409	88,567
Associates	44,126	35,430	65,248
Joint Ventures	133,182	118,484	108,483
Segment liabilities	9,307,393	7,660,323	8,291,060
Segment liabilities (excluding deferred tax liabilities)	7,757,336	6,190,811	6,747,436
Deferred tax liabilities	1,550,057	1,469,512	1,543,624
Geographical information on non-current assets
Long-Lived Assets	877,505	501,716	563,269
Corporate [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	670,662	364,906	504,903
Corporate [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	206,843	136,810	58,366
Sub Total [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	5,944,197	6,415,109	5,869,341
Revenue from rendering of services	139,194	130,137	141,855
Revenue	6,083,391	6,545,246	6,011,196
Revenues from transactions with other operating segments	473,968	501,787	498,575
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	679,040	675,720	651,061
Other income	314,506	220,153	552,709
Other expenses	111,794	176,268	454,074
Associates	(4,787)	6,018	3,084
Joint ventures	(7,341)	(24,017)	2,794
Income tax benefit (expense)	0	0	0
Profit (loss) of each reportable segment	587,150	778,880	188,646
Total Ordinary Income	6,083,391	6,545,246	6,011,196
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	2,440,324	1,211,022	1,247,476
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segments assets (excluding deferred tax assets)	19,149,845	16,680,695	16,832,332
Associates	73,998	41,352	34,558
Joint Ventures	232,236	211,345	215,322
Segment liabilities	2,277,183	1,740,306	1,562,788
Segment liabilities (excluding deferred tax liabilities)	2,277,183	1,740,306	1,562,788
Segment assets	19,149,845	16,680,695	16,832,332
Geographical information on non-current assets
Non current assets subtotal	16,025,385	13,336,336	13,162,704
Sub Total [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	3,432,967	3,735,000	3,075,201
Total Ordinary Income	3,432,967	3,735,000	3,075,201
Geographical information on non-current assets
Long-Lived Assets	8,582,291	8,808,280	9,028,704
Sub Total [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,650,424	2,810,246	2,935,995
Total Ordinary Income	2,650,424	2,810,246	2,935,995
Geographical information on non-current assets
Long-Lived Assets	$ 7,443,094	$ 4,528,056	$ 4,134,000